UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 27, 2006 to March 26, 2006

Commission File Number of issuing entity:  333-109318-14
Long Beach Mortgage Loan Trust 2006‑WL2

Commission File Number of depositor: 333-109318
Long Beach Securities Corp.
(Depositor with respect to the Securities)

Long Beach Mortgage Company
(Sponsor with respect to the Securities)

Delaware	33-0917586
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

1400 South Douglass Road, Suite 100, Anaheim, California 92806
(Address of principal executive offices of the issuing entity)

(714) 939-5200
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Long Beach Mortgage Loan Trust 2006-WL2 Asset-Backed Certificates, Series 2006-WL2	[____]	[____]	[ X ]	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [ X ]  No [__].

Part I – Distribution Information

Item 1.  Distribution and Pool Performance Information

The information required by Item 1121(a)(1-9 and 13) of Regulation AB is included in the distribution report attached as Exhibit 99.1.

The information regarding the terms and general purpose of any advances made or reimbursed during the period is as set forth in the Prospectus Supplement dated January 27, 2006 filed under File No. 333-109318-14 on January 30, 2006.

Part II – Other Information

Item 9.  Exhibits.

Exhibit No.	Description
3.1	Certificate of Incorporation of the Registrant (incorporated by reference from Exhibit 3.1 of Registration Statement No. 333-90550).
3.2	By-laws of the Registrant (incorporated by reference from Exhibit 3.1 of Registration Statement No. 333-131252).
4.1	Mortgage Loan Purchase Agreement (incorporated by reference from Exhibit 4.1 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.2	Swap Agreement (incorporated by reference from Exhibit 4.2 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.3	Cap Agreement (incorporated by reference from Exhibit 4.3 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.4	PMI Mortgage Insurance Policy (incorporated by reference from Exhibit 4.4 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.5	MGIC Mortgage Insurance Policy (incorporated by reference from Exhibit 4.5 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.6	Pooling and Servicing Agreement. (incorporated by reference from Exhibit 4.6 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
4.7	Subservicing Agreement (incorporated by reference from Exhibit 4.7 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
4.8	Administrative Agent Agreement (incorporated by reference from Exhibit 4.8 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
99.1	Distribution Report.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LONG BEACH SECURITIES CORP.

Date: April 10, 2006	By:	/s/ Michael J. Giampaolo
Name: Michael J. Giampaolo Title: Executive Vice President

Index to Exhibits

Exhibit No.	Description
3.1	Certificate of Incorporation of the Registrant (incorporated by reference from Exhibit 3.1 of Registration Statement No. 333-90550).
3.2	By-laws of the Registrant (incorporated by reference from Exhibit 3.1 of Registration Statement No. 333-131252).
4.1	Mortgage Loan Purchase Agreement (incorporated by reference from Exhibit 4.1 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.2	Swap Agreement (incorporated by reference from Exhibit 4.2 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.3	Cap Agreement (incorporated by reference from Exhibit 4.3 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.4	PMI Mortgage Insurance Policy (incorporated by reference from Exhibit 4.4 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.5	MGIC Mortgage Insurance Policy (incorporated by reference from Exhibit 4.5 to Form 8-K filed under File No. 333-109318-14 on February 3, 2006).
4.6	Pooling and Servicing Agreement. (incorporated by reference from Exhibit 4.6 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
4.7	Subservicing Agreement (incorporated by reference from Exhibit 4.7 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
4.8	Administrative Agent Agreement (incorporated by reference from Exhibit 4.8 to Form 8-K filed under File No. 333-109318-14 on February 14, 2006).
99.1	Distribution Report.

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